IMPAIRMENT AND RELATED CHARGES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
Inventory impaired	$ 943,000
Impairment loss		$ 0	$ 652,000
Impairment equipment and software			252,000
Impairment prepaid royalties			400,000
Inventory obsolescence	$ 291,000		$ 291,000